Derivative financial instruments - Summary of derivative assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total derivative assets	$ 9,538	$ 0
Current	2,502	0
Non-current	7,036	0
Foreign currency collars
Disclosure of financial assets [line items]
Total derivative assets	1,338	0
Euro forward contracts
Disclosure of financial assets [line items]
Total derivative assets	1,513	0
Interest rate swaps
Disclosure of financial assets [line items]
Total derivative assets	458	0
Foreign currency forward contracts
Disclosure of financial assets [line items]
Total derivative assets	$ 6,229	$ 0